Goodwill - Summary of Goodwill by Segment (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Oct. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 16,976	$ 16,536
Additions		432
Foreign currency translation adjustments and other	847	8
Ending balance	17,823	16,976
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,836	2,403
Additions		432
Foreign currency translation adjustments and other	49	1
Ending balance	2,885	2,836
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	13,980	13,973
Foreign currency translation adjustments and other	797	7
Ending balance	14,777	13,980
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	160	160
Foreign currency translation adjustments and other	1
Ending balance	$ 161	$ 160